Investments - Net carrying amount (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Investments
Net carrying amount	€ 5,887	€ 6,749	€ 9,035
Associates
Investments
Net carrying amount	3,786	3,837
Associates | Abu Dhabi Oil Refining Co (Takreer)
Investments
Net carrying amount	€ 2,151	€ 2,335
% of the investment	20.00%	20.00%
Associates | Angola LNG Ltd
Investments
Net carrying amount	€ 1,084	€ 1,039
% of the investment	13.60%	13.60%
Associates | Coral FLNG SA
Investments
Net carrying amount	€ 156	€ 138
% of the investment	25.00%	25.00%
Associates | Novis Renewables Holdings Llc
Investments
Net carrying amount	€ 75	€ 65
% of the investment	49.00%	49.00%
Associates | United Gas Derivatives Co
Investments
Net carrying amount	€ 75	€ 58
% of the investment	33.33%	33.33%
Associates | Bluebell Solar Class A Holdings II LlC
Investments
Net carrying amount	€ 71
% of the investment	99.00%
Associates | ADNOC Global Trading Ltd
Investments
Net carrying amount	€ 42
% of the investment	20.00%	20.00%
Associates | Finproject SpA
Investments
Net carrying amount		€ 73
% of the investment		40.00%
Associates | Other investments
Investments
Net carrying amount	€ 132	€ 129
Joint ventures
Investments
Net carrying amount	2,057	2,832
Joint ventures | Var Energi AS
Investments
Net carrying amount	€ 645	€ 1,144
% of the investment	69.85%	69.85%
Joint ventures | Mozambique Rovuma Venture SpA
Investments
Net carrying amount	€ 355
% of the investment	35.71%
Joint ventures | Cardon IV SA
Investments
Net carrying amount	€ 279	€ 199
% of the investment	50.00%	50.00%
Joint ventures | Doggerbank Offshore Wind Farm Project 1 Holdco Ltd
Investments
Net carrying amount	€ 246
% of the investment	20.00%
Joint ventures | Doggerbank Offshore Wind Farm Project 2 Holdco Ltd
Investments
Net carrying amount	€ 238
% of the investment	20.00%
Joint ventures | Saipem SpA
Investments
Net carrying amount	€ 137	€ 908
% of the investment	31.20%	31.08%
Joint ventures | Lotte Versalis Elastomers Co Ltd
Investments
Net carrying amount	€ 54	€ 51
% of the investment	50.00%	50.00%
Joint ventures | Societa Oleodotti Meridionali - SOM SpA
Investments
Net carrying amount	€ 27	€ 32
% of the investment	70.00%	70.00%
Joint ventures | Petro Junin SA
Investments
Net carrying amount		€ 50
% of the investment	40.00%	40.00%
Joint ventures | Union Fenosa Gas SA
Investments
Net carrying amount		€ 242
% of the investment		50.00%
Joint ventures | Gas Distribution Company of Thessaloniki Thessaly SA
Investments
Net carrying amount		€ 140
% of the investment		49.00%
Joint ventures | Other investments
Investments
Net carrying amount	€ 76	€ 66
Investments in unconsolidated entities controlled by Eni
Investments
Net carrying amount	44	80
Investments in unconsolidated entities controlled by Eni | Eni BTC Ltd
Investments
Net carrying amount	€ 2	€ 24
% of the investment	100.00%	100.00%
Investments in unconsolidated entities controlled by Eni | Other investments
Investments
Net carrying amount	€ 42	€ 56